Employee Benefits	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Benefits	EMPLOYEE BENEFITS
The Company has pension and/or other retirement benefit plans covering approximately one-fifth of active employees. In 2007, the Company amended its U.S. qualified and non-qualified pension plans under which accrual of future benefits was suspended for all participants that did not meet the rule of 70 (age plus years of service equal to at least 70 as of December 31, 2007). Pension benefits are generally based on years of service and compensation during the final years of employment. Plan assets consist primarily of equity securities and corporate and government fixed income securities. Substantially all pension benefit costs are funded as accrued; such funding is limited, where applicable, to amounts deductible for income tax purposes. Certain other retirement benefits are provided by general corporate assets.
The Company sponsors a qualified defined contribution plan covering substantially all U.S. employees. Under this plan, the Company matches 100% of participants’ contributions up to 4% of compensation and 75% of participants’ contributions from over 4% to 8%. Employees that are still eligible to accrue benefits under the pension plans are limited to a 50% match of up to 6% of the participants’ compensation.
In addition to pension benefits, certain health care and life insurance benefits are provided to qualifying U.S. employees upon retirement from IFF. Such coverage is provided through insurance plans with premiums based on benefits paid. The Company does not generally provide health care or life insurance coverage for retired employees of foreign subsidiaries; such benefits are provided in most foreign countries by government-sponsored plans, and the cost of these programs is not material.
The Company offers a non-qualified Deferred Compensation Plan ("DCP") for certain key employees and non-employee directors. Eligible employees and non-employee directors may elect to defer receipt of salary, incentive payments and Board of Directors’ fees into participant-directed investments which are generally invested by the Company in individual variable life insurance contracts it owns that are designed to informally fund savings plans of this nature. The cash surrender value of life insurance is based on the net asset values of the underlying funds available to plan participants. At December 31, 2019 and December 31, 2018, the Consolidated Balance Sheet reflects liabilities of $50.9 million and $43.6 million, respectively, related to the DCP in Other liabilities and $28.2 million and $22.2 million, respectively, included in Capital in excess of par value related to the portion of the DCP that will be paid out in IFF shares.
The total cash surrender value of life insurance contracts the Company owns in relation to the DCP and post-retirement life insurance benefits amounted to $47.6 million and $43.2 million at December 31, 2019 and 2018, respectively, and are recorded in Other assets in the Consolidated Balance Sheet.
The plan assets and benefit obligations of the defined benefit pension plans are measured at December 31 of each year.

	U.S. Plans			Non-U.S. Plans
(DOLLARS IN THOUSANDS)	2019	2018	2017	2019	2018	2017
Components of net periodic benefit cost
Service cost for benefits earned(1)	$1,378	$1,971	$2,175	$19,319	$18,738	$18,652
Interest cost on projected benefit obligation(2)	21,954	19,393	20,075	17,775	17,704	17,116
Expected return on plan assets(2)	(27,927)	(30,994)	(35,577)	(43,480)	(50,546)	(50,626)
Net amortization of deferrals(2)	5,464	6,592	5,424	11,654	11,798	14,403
Settlements and curtailments(2)	—	—	—	189	—	2,746
Net periodic benefit cost	869	(3,038)	(7,903)	5,457	(2,306)	2,291
Defined contribution and other retirement plans	9,363	10,527	8,604	9,001	6,859	5,681
Total expense	$10,232	$7,489	$701	$14,458	$4,553	$7,972
Changes in plan assets and benefit obligations recognized in OCI
Net actuarial (gain) loss	$(3,140)	$21,050		$61,865	$11,937
Recognized actuarial loss	(5,421)	(6,549)		(12,479)	(12,590)
Prior service cost	—	—		—	2,776
Recognized prior service (cost) credit	(43)	(43)		636	792
Currency translation adjustment	—	—		6,584	(16,978)
Total (gain) loss recognized in OCI (before tax effects)	$(8,604)	$14,458		$56,606	$(14,063)
 _______________________

(1)	Included as a component of Operating Profit.

(2)	Included as a component of Other Income (Expense), net.

	Postretirement Benefits
(DOLLARS IN THOUSANDS)	2019	2018	2017
Components of net periodic benefit cost
Service cost for benefits earned	$568	$755	$718
Interest cost on projected benefit obligation	2,265	2,460	2,710
Net amortization and deferrals	(4,919)	(5,497)	(4,913)
Total credit	$(2,086)	$(2,282)	$(1,485)
Changes in plan assets and benefit obligations recognized in OCI
Net actuarial loss	$3,941	$(6,677)
Recognized actuarial loss	(1,132)	(1,506)
Prior service credit	—	(14,862)
Recognized prior service credit	6,051	7,003
Total recognized in OCI (before tax effects)	$8,860	$(16,042)
The amounts expected to be recognized in net periodic cost in 2020 are:

(DOLLARS IN THOUSANDS)	U.S. Plans	Non-U.S. Plans	Postretirement Benefits
Actuarial loss recognition	$7,388	$15,851	$1,367
Prior service cost (credit) recognition	43	(345)	(5,964)

The weighted-average actuarial assumptions used to determine expense at December 31 of each year are:

	U.S. Plans			Non-U.S. Plans
	2019	2018	2017	2019	2018	2017
Discount rate	4.31%	3.69%	4.19%	2.22%	2.15%	2.14%
Expected return on plan assets	5.60%	6.20%	7.30%	4.87%	5.19%	5.95%
Rate of compensation increase	3.25%	3.25%	3.25%	1.93%	1.98%	1.97%

Changes in the postretirement benefit obligation and plan assets, as applicable, are detailed in the following table:

	U.S. Plans		Non-U.S. Plans		Postretirement Benefits
(DOLLARS IN THOUSANDS)	2019	2018	2019	2018	2019	2018
Benefit obligation at beginning of year	$562,043	$602,783	$957,935	$973,061	$59,625	$82,714
Service cost for benefits earned	1,378	1,971	19,319	18,738	568	755
Interest cost on projected benefit obligation	21,954	19,393	17,775	17,704	2,265	2,460
Actuarial (gain) loss	68,839	(33,284)	119,891	(29,433)	3,941	(6,677)
Plan amendments	—	—	—	2,776	—	(14,862)
Adjustments for expense/tax contained in service cost	—	—	(1,333)	(1,290)	—	—
Plan participants’ contributions	—	—	2,803	2,047	437	435
Benefits paid	(33,560)	(32,093)	(28,977)	(33,862)	(2,662)	(5,200)
Curtailments / settlements	—	—	(3,455)	(2,751)	—	—
Translation adjustments	—	—	13,935	(49,027)	—	—
Acquisitions/Transferred Liabilities	—	3,273	—	48,356	—	—
Other	—	—	1,191	11,616	—	—
Benefit obligation at end of year	$620,654	$562,043	$1,099,084	$957,935	$64,174	$59,625

Fair value of plan assets at beginning of year	$532,381	$581,917	$896,782	$929,810
Actual return on plan assets	99,904	(23,339)	100,163	6,699
Employer contributions	3,683	3,524	20,031	18,238
Participants’ contributions	—	—	2,803	2,047
Benefits paid	(33,560)	(32,093)	(28,977)	(33,862)
Settlements	—	—	(3,455)	(1,564)
Translation adjustments	—	—	16,982	(47,247)
Acquisitions/Transferred Assets	—	2,372	—	21,672
Other	—	—	954	989
Fair value of plan assets at end of year	$602,408	$532,381	$1,005,283	$896,782
Funded status at end of year	$(18,246)	$(29,662)	$(93,801)	$(61,153)

The amounts recognized in the balance sheet are detailed in the following table:

	U.S. Plans		Non-U.S. Plans
(DOLLARS IN THOUSANDS)	2019	2018	2019	2018
Other assets	$35,239	$20,949	$50,418	$54,434
Other current liabilities	(4,193)	(4,092)	(1,179)	(882)
Retirement liabilities	(49,292)	(46,519)	(143,040)	(114,705)
Net amount recognized	$(18,246)	$(29,662)	$(93,801)	$(61,153)

 The amounts recognized in AOCI are detailed in the following table:

	U.S. Plans		Non-U.S. Plans		Postretirement Benefits
(DOLLARS IN THOUSANDS)	2019	2018	2019	2018	2019	2018
Net actuarial loss	$142,828	$151,389	$376,991	$321,144	$15,436	$12,627
Prior service cost (credit)	108	151	(3,087)	(3,926)	(27,138)	(33,189)
Total AOCI (before tax effects)	$142,936	$151,540	$373,904	$317,218	$(11,702)	$(20,562)

	U.S. Plans		Non-U.S. Plans
(DOLLARS IN THOUSANDS)	2019	2018	2019	2018
Accumulated Benefit Obligation — end of year	$618,486	$559,775	$1,062,515	$923,586
Information for Pension Plans with an ABO in excess of Plan Assets:
Projected benefit obligation	$55,714	$52,714	$656,574	$582,466
Accumulated benefit obligation	55,671	52,690	620,087	548,116
Fair value of plan assets	2,229	2,103	512,356	466,878
Weighted-average assumptions used to determine obligations at December 31
Discount rate	3.26%	4.31%	1.50%	2.22%
Rate of compensation increase	3.25%	3.25%	2.48%	1.91%

(DOLLARS IN THOUSANDS)	U.S. Plans	Non-U.S. Plans	Postretirement Benefits
Estimated Future Benefit Payments
2020	$37,152	$27,460	$3,808
2021	37,908	27,607	3,845
2022	38,411	28,169	3,805
2023	38,796	28,993	3,797
2024	38,831	30,142	3,891
2025 - 2029	189,425	169,438	19,442
Contributions
Required Company Contributions in Following Year (2020)	$4,387	$20,944	$3,808

The Company considers a number of factors in determining and selecting assumptions for the overall expected long-term rate of return on plan assets. The Company considers the historical long-term return experience of its assets, the current and expected allocation of its plan assets and expected long-term rates of return. The Company derives these expected long-term rates of return with the assistance of its investment advisors. The Company bases its expected allocation of plan assets on a diversified portfolio consisting of domestic and international equity securities, fixed income, real estate and alternative asset classes. The asset allocation is monitored on an ongoing basis.
The Company considers a variety of factors in determining and selecting its assumptions for the discount rate at December 31. For the U.S. plans, the discount rate was based on the internal rate of return for a portfolio of high quality bonds rated Aa or higher by either Moody’s or Standard & Poor's with maturities that are consistent with the projected future benefit payment obligations of the plan. For the Non-U.S. Plans, the discount rates were determined by region and are based on high quality long-term corporate bonds. Consideration has been given to the duration of the liabilities in each plan when selecting the bonds to be used in determining the discount rate. The rate of compensation increase for all plans and the medical cost trend rate for the applicable U.S. plans are based on plan experience.
The percentage of assets in the Company's pension plans, by type, is as follows:

	U.S. Plans		Non-U.S. Plans
	2019	2018	2019	2018
Cash and cash equivalents	1%	1%	1%	3%
Equities	13%	25%	14%	12%
Fixed income	86%	74%	37%	36%
Property	—%	—%	8%	8%
Alternative and other investments	—%	—%	40%	41%

With respect to the U.S. plans, the expected return on plan assets was determined based on an asset allocation model using the current target allocation, real rates of return by asset class and an anticipated inflation rate. The target investment allocation is 20% equity securities and 80% fixed income securities.
The expected annual rate of return for the non-U.S. plans employs a similar set of criteria adapted for local investments, inflation rates and in certain cases specific government requirements. The target asset allocation, for the non-U.S. plans, consists of approximately: 35% in fixed income securities; 35% in alternative investments; 15% in equity securities; and 15% in real estate.
The following tables present the Company's plan assets for the U.S. and non-U.S. plans using the fair value hierarchy as of December 31, 2019 and 2018. The plans’ assets were accounted for at fair value and are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and their placement within the fair value hierarchy levels. For more information on a description of the fair value hierarchy, see Note 17.

	U.S. Plans for the Year Ended
	December 31, 2019
(DOLLARS IN THOUSANDS)	Level 1	Level 2	Level 3	Total
Cash Equivalents	$—	$4,431	$—	$4,431
Fixed Income Securities
Government & Government Agency Bonds	—	19,427	—	19,427
Corporate Bonds	—	112,137	—	112,137
Municipal Bonds	—	8,460	—	8,460
Assets measured at net asset value(1)	—	—	—	456,606
Total	$—	$144,455	$—	$601,061
Receivables				$1,347
Total				$602,408

	U.S. Plans for the Year Ended
	December 31, 2018
(DOLLARS IN THOUSANDS)	Level 1	Level 2	Level 3	Total
Cash Equivalents	$—	$3,490	$—	$3,490
Fixed Income Securities
Government & Government Agency Bonds	—	17,827	—	17,827
Corporate Bonds	—	96,566	—	96,566
Municipal Bonds	—	8,138	—	8,138
Assets measured at net asset value(1)	—	—	—	404,895
Total	$—	$126,021	$—	$530,916
Receivables				$1,465
Total				$532,381
_______________________

(1)
Investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Balance Sheet. The total amount measured at net asset value includes approximately $80.4 million and $133.1 million in pooled equity funds and $376.0 million and $271.8 million in fixed income mutual funds for the years ended December 31, 2019 and 2018, respectively.

	Non-U.S. Plans for the Year Ended
	December 31, 2019
(DOLLARS IN THOUSANDS)	Level 1	Level 2	Level 3	Total
Cash	$5,921	$—	$—	$5,921
Equity Securities
U.S. Large Cap	58,926	25,616	—	84,542
Non-U.S. Large Cap	24,720	—	—	24,720
Non-U.S. Mid Cap	956	—	—	956
Non-U.S. Small Cap	738	—	—	738
Emerging Markets	27,374	—	—	27,374
Fixed Income Securities
U.S. Treasuries/Government Bonds	108	—	—	108
U.S. Corporate Bonds	—	32,013	—	32,013
Non-U.S. Treasuries/Government Bonds	117,890	—	—	117,890
Non-U.S. Corporate Bonds	33,320	150,034	—	183,354
Non-U.S. Asset-Backed Securities	—	33,654	—	33,654
Non-U.S. Other Fixed Income	2,553	—	—	2,553
Alternative Types of Investments
Insurance Contracts	—	152,025	266	152,291
Derivative Financial Instruments	—	65,016	—	65,016
Absolute Return Funds	3,431	154,463	—	157,894
Other	—	2,330	30,183	32,513
Real Estate
Non-U.S. Real Estate	—	—	83,746	83,746
Total	$275,937	$615,151	$114,195	$1,005,283

	Non-U.S. Plans for the Year Ended
	December 31, 2018
(DOLLARS IN THOUSANDS)	Level 1	Level 2	Level 3	Total
Cash	$25,386	$—	$—	$25,386
Equity Securities
U.S. Large Cap	35,929	11,340	—	47,269
Non-U.S. Large Cap	30,841	8,381	—	39,222
Non-U.S. Mid Cap	905	—	—	905
Non-U.S. Small Cap	628	—	—	628
Emerging Markets	22,608	—	—	22,608
Fixed Income Securities
U.S. Treasuries/Government Bonds	131	—	—	131
U.S. Corporate Bonds	—	29,682	—	29,682
Non-U.S. Treasuries/Government Bonds	137,267	5,494	—	142,761
Non-U.S. Corporate Bonds	30,893	85,841	—	116,734
Non-U.S. Asset-Backed Securities	—	32,587	—	32,587
Non-U.S. Other Fixed Income	2,324	—	—	2,324
Alternative Types of Investments
Insurance Contracts	—	152,947	254	153,201
Derivative Financial Instruments	—	54,512	—	54,512
Absolute Return Funds	3,584	128,111	—	131,695
Other	—	2,374	25,913	28,287
Real Estate
Non-U.S. Real Estate	—	—	68,850	68,850
Total	$290,496	$511,269	$95,017	$896,782

Cash and cash equivalents are primarily held in registered money market funds which are valued using a market approach based on the quoted market prices of identical instruments. Other cash and cash equivalents are valued daily by the fund using a market approach with inputs that include quoted market prices for similar instruments.
Equity securities are primarily valued using a market approach based on the quoted market prices of identical instruments. Pooled funds are typically common or collective trusts valued at their net asset values (NAVs).
Fixed income securities are primarily valued using a market approach with inputs that include broker quotes and benchmark yields.
Derivative instruments are valued by the custodian using closing market swap curves and market derived inputs.
Real estate values are primarily based on valuation of the underlying investments, which include inputs such as cost, discounted future cash flows, independent appraisals and market comparable data.
Hedge funds are valued based on valuation of the underlying securities and instruments within the funds. Quoted market prices are used when available and NAVs are used for unquoted securities within the funds.
Absolute return funds are actively managed funds mainly invested in debt and equity securities and are valued at their NAVs.
The following table presents a reconciliation of Level 3 non-U.S. plan assets held during the year ended December 31, 2019:

	Non-U.S. Plans
(DOLLARS IN THOUSANDS)	Real Estate	Hedge Funds	Total
Ending balance as of December 31, 2018	$69,104	$25,913	$95,017
Actual return on plan assets	15,033	5,811	20,844
Purchases, sales and settlements	(124)	(1,542)	(1,666)
Ending balance as of December 31, 2019	$84,013	$30,182	$114,195

The following weighted average assumptions were used to determine the postretirement benefit expense and obligation for the years ended December 31:

	Expense		Liability
	2019	2018	2019	2018
Discount rate	4.30%	3.70%	3.30%	4.30%
Current medical cost trend rate	7.50%	7.75%	7.25%	7.50%
Ultimate medical cost trend rate	4.75%	4.75%	4.75%	4.75%
Medical cost trend rate decreases to ultimate rate in year	2030	2030	2030	2030

 The following table presents the sensitivity of disclosures to changes in selected assumptions for the year ended December 31, 2019:

(DOLLARS IN THOUSANDS)	U.S. Pension Plans	Non-U.S. Pension Plans	Postretirement Benefit Plan
25 Basis Point Decrease in Discount Rate
Change in PBO	14,613	55,415	N/A
Change in ABO	14,534	55,374	1,944
Change in pension expense	(102)	2,687	40
25 Basis Point Decrease in Long-Term Rate of Return
Change in pension expense	1,248	1,935	N/A

The Company contributed $20.0 million to its non-U.S. pension plans in 2019. No contributions were made to the Company's qualified U.S. pension plans in 2019. The Company made $3.7 million in benefit payments with respect to its non-qualified U.S. pension plan. In addition, $2.7 million of payments were made with respect to the Company's other postretirement plans.